Related party transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11. Related party transactions

Income (expense) from related parties

The Partnership has several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Höegh LNG and its subsidiaries provide general and corporate management services to the Partnership Subsidiaries of Höegh LNG provide ship management for PGN FSRU Lampung and the Höegh Gallant.

Amounts included in the consolidated and combined carve-out statements of income for the three and six months ended June 30, 2016 and 2015 or capitalized in the consolidated and combined carve-out balance sheets as of June 30, 2016 and December 31, 2015 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Revenues
Time charter revenue Höegh Gallant (1)	$11,945	—	23,000	$—
Operating expenses
Vessel operating expenses (2)	(3,733)	(1,224)	(7,043)	(2,484)
Hours and overhead (3)	(857)	(357)	(1,474)	(674)
Financial (income) expense
Interest income from joint ventures and demand note (4)	221	2,425	482	4,852
Interest expense and commitment fees to Höegh LNG (5)	(1,252)	(301)	(2,503)	(599)
Total	$6,324	543	12,462	$1,095

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Equity
Cash contribution from Höegh LNG (6)	$1,257	$6,596
Issuance of units for Board of Directors' fees (7)	189	—
Total	$1,446	$6,596

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. For the three and six months ended June 30, 2015 interest income also included interest on the $140 million demand note due from Höegh LNG.

5)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an undrawn $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.

6)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
7)
Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation for directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due from affiliates	$4,378	$4,239

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts, loans and promissory note due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due to owners and affiliates	$9,569	$10,604

Amounts due to owners and affiliates principally relate to the liability for the working capital adjustment established following the Höegh Gallant acquisition and trade payables for services provided by subsidiaries of Höegh LNG as of June 30, 2016 and December 31, 2015, respectively. During the three months ended June 30, 2016, the Partnership repaid $0.5 million of the working capital adjustment with available Egyptian pounds.

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Loans and promissory notes due to owners and affiliates	$—	$287

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts. The balance as of December 31, 2015, related to accrued commitment fees. No amounts were drawn on the revolving credit facility as of June 30, 2016 and December 31,  2015.

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Seller’s credit note	$47,000	$47,000

On October 1, 2015, the Partnership financed part of the acquisition of the Höegh Gallant with a seller’s credit note from a subsidiary of Höegh LNG. The unsecured seller’s credit note is subordinated to the obligations of the Partnership and the Borrower under the Gallant facility, bears interest at 8% and matures on January 1, 2020.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement, Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter; The Partnership was indemnified by Höegh LNG for certain invoices not paid by PGN for the year ended December 31, 2014;

4.
with respect to any obligation to pay liquidated damages to PGN under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter; and

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter.

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings. The Partnership is indemnified for recovery of the $6.2 million VAT liability related to a Mooring invoice.

The Partnership filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015) of approximately $7.7 million and $1.0 million in the year ended December 31, 2015 and the six months ended June 30, 2016, respectively. Indemnification payments of $6.6 million and $1.3 million received from Höegh LNG for the year ended December 31, 2015 and for the six months ended June 30, 2016, respectively, and were recorded as a contribution to equity.

The Partnership filed claims and was paid $0.8 million in the third quarter of 2016 for indemnification of non-budgeted expenses for the three months ended June 30, 2016. Refer to notes 5 and 14.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh LNG FSRU III Ltd., the entity that indirectly owns the Höegh Gallant, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;
3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;
4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;
5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and
6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

The Partnership filed claims and was paid $0.9 million in the third quarter of 2016 for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred for the three months ended June 30, 2016. Refer to note 14.